N-4	Aug. 02, 2024
Prospectus:
Document Type	N-4
Entity Registrant Name	Ameritas Variable Separate Account VA-2
Entity Central Index Key	0000814848
Entity Investment Company Type	N-4
Document Period End Date	Aug. 02, 2024
Amendment Flag	false
Item 17. Portfolio Companies (N-4) [Text Block]

Effective July 1, 2024, the following information replaces the existing disclosure relating to current expenses in APPENDIX A: PORTFOLIO COMPANIES AVAILABLE UNDER THE POLICY in your Policy prospectus for the respective portfolio:

Portfolio Companies [Table Text Block]

Type / Investment Objective	Portfolio Company and Adviser / Subadviser(s)	Current Expenses	Average Annual Total Returns as of 12/31/2023
			1 year	5 year	10 year
Long-term capital appreciation by investing primarily in global resource securities. Income is a secondary consideration.	VanEck VIP Global Resources Fund, Class S Shares	1.31%	-3.84%	10.34%	-1.26%
	Van Eck Associates Corporation

No changes to footnotes.

Van Eck V I P Global Resources Fund Class S [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital appreciation by investing primarily in global resource securities. Income is a secondary consideration.
Portfolio Company Name [Text Block]	VanEck VIP Global Resources Fund, Class S Shares
Portfolio Company Adviser [Text Block]	Van Eck Associates Corporation
Current Expenses [Percent]	1.31%
Average Annual Total Returns, 1 Year [Percent]	(3.84%)
Average Annual Total Returns, 5 Years [Percent]	10.34%
Average Annual Total Returns, 10 Years [Percent]	(1.26%)